FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - The equity instruments designated at fair value through other comprehensive income analyzed by listing status (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Securities at fair value through OCI:
Total equity securities at fair value through OCI	$ 510,154	$ 538,487
Trading equity securities | TELERED
Securities at fair value through OCI:
Total equity securities at fair value through OCI	114,906	100,126
Trading equity securities | Asociacin Gremial de Instituciones Financieras Credibanco SA
Securities at fair value through OCI:
Total equity securities at fair value through OCI	96,539	84,807
Trading equity securities | CIFI
Securities at fair value through OCI:
Total equity securities at fair value through OCI	0	23,663
Trading equity securities | Compaa De Procesamiento de Medios de Pago GuatemalaBahamas S A
Securities at fair value through OCI:
Total equity securities at fair value through OCI	19,012	17,408
Trading equity securities | Transacciones y Transferencias S A
Securities at fair value through OCI:
Total equity securities at fair value through OCI	4,557	6,424
Trading equity securities | CADENALCO
Securities at fair value through OCI:
Total equity securities at fair value through OCI	3,163	2,964
Trading equity securities | Others
Securities at fair value through OCI:
Total equity securities at fair value through OCI	196,346	226,150
Trading equity securities | Listed In Colombia
Securities at fair value through OCI:
Total equity securities at fair value through OCI	69,279	71,626
Trading equity securities | Listed outside Colombia
Securities at fair value through OCI:
Total equity securities at fair value through OCI	$ 6,352	$ 5,319